Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Related Party Disclosures

34. Related Party Disclosures

In accordance with IAS 24 (Related Party Disclosures), persons or companies which are influenced by the reporting entity or which can exert influence on the reporting entity must be disclosed unless such parties are already included in the consolidated financial statements as a consolidated company. Key management personnel consist of the members of the Management and the Supervisory boards.

34.1. Remuneration for members of the Management Board

The Supervisory Board determines the total remuneration for members of the Management Board. It also reviews and resolves upon the remuneration system as well as the appropriateness of the total compensation of the respective Management Board members, including the significant contractual elements.

The objective of the remuneration of the Management Board is to provide an adequate compensation for personal performance – considering the Company’s economic performance – and to provide an incentive for successful corporate governance. In this context, the remuneration is in line with the Company’s size as well as industry- and country-specific standards.

The remuneration for Management Board members consists of three components:

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a non-performance-related remuneration (fixed remuneration),
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performance-related bonuses,
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and stock options.

The overall remuneration for the members of the Management Board comprises approximately 40% in fixed remuneration and 60% in performance- related remuneration in the event of 100% target achievement.

Non-performance-related remuneration

The fixed, non-performance-related remuneration comprises the basic remuneration and fringe benefits that may vary over the years, depending on the person involved or the occurrence of certain events.

The amount of the fixed remuneration depends on delegated functions and responsibilities as well as the general conditions customary to the industry and the market. These conditions relate primarily to other listed small- and medium-sized companies from the technology industry and related sectors. The fixed remuneration is paid in monthly installments.

Fringe benefits mainly include expenses for company housing for members of the Management Board. Members also receive taxable in-kind benefits.

Performance-related remuneration

The performance-related remuneration comprises two components: the first is agreed upon with the Supervisory Board on an annual basis, and the second is a strategic special component.

The component agreed upon with the Supervisory Board on an annual basis generally consists of two elements based on the Company’s economic performance and achievement of the annual budget as approved by the Supervisory Board. The bonus can be a maximum of 200% in the case of overachievement. The strategic special component is a reward for the Management Board member’s performance in acquiring strategic investors for the Company.

Stock options

The third remuneration component comprises stock options granted to selected employees in the form of stock options from Stock Option Plans 2019, 2020, 2021, 2022 and 2023, in which the Management Board members also participate. A stock option right entitles the holder to the right to purchase Company shares at the respective exercise price. The vesting period for exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period, provided that the performance target has been achieved.

In the context of these plans, stock options were issued to the Management Board in 2019, 2020, 2021, 2022 and 2023, which entitle the holder to subscribe to Mynaric AG shares. Detailed information about the granted stock options are presented in Note 9.1.

Remuneration granted

The remuneration granted to the Management Board during the year ended December 31, 2023 consists of the following:

	Short-term employee benefits		Long-term equity-settled share-based payments
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Severance compensation in € thousand	Total in € thousand
2023	1,475	1,180	75,000	1,515	750	4,920
2022	1,380	488	108,000	1,818	0	3,686

The severance compensation is accounted as an equity-settled share-based payment (refer to Note 9.3).

The former chairman of the Management Board, Bulent Altan, received remuneration for his activities as CEO of the subsidiary Mynaric USA Inc., which is already included in the remuneration granted and paid. The other Management Board members did not receive any remuneration during their term for their activities in a subsidiary.

34.2. Supervisory Board remuneration

The remuneration system of the Supervisory Board is based on the Company’s size, the duties and responsibilities of the Supervisory Board members, and the Company’s economic situation and expected future development. The remuneration of the Supervisory Board is governed by section 14 of the Company’s Articles of Association, which was amended on the Annual General Meeting on July 14, 2022. Accordingly, the Supervisory Board members receive a fixed annual remuneration, payable after the end of the fiscal year. The remuneration amounts to €60,000.00 per year, with the chairman receiving twice that amount and the deputy chairman receiving one and a half times this amount. An attendance fee of €500.00 are paid for Supervisory Board meetings. Supervisory Board members who are also members of the Audit Committee shall receive a remuneration in the amount of € 20,000.00 for each full financial year of membership of the Audit Committee in addition to the remuneration for their activities on the Supervisory Board as member, Chairman or Deputy Chairman. The Chairman of the Audit Committee shall receive one and a half times the remuneration. Members of the Supervisory Board receive reimbursement for their out-of-pocket expenses, however, as well as reimbursement of the value-added tax on their remuneration and out-of-pocket expenses. In addition, the Company bears the costs of D&O liability insurance for the Supervisory Board members. The Company does not grant any loans to the Supervisory Board members.

The annual remuneration for the Supervisory Board is as follows:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Dr. Manfred Krischke	127	151	80
Bulent Altan	51	0	0
Peter Müller-Brühl	117	121	50
Hans Koenigsmann	64	66	12
Margaret Abernathy	35	0	0
Steve Geskos	59	101	32
Wincent Wobbe	40	67	19
Dr. Gerd Gruppe	0	0	39
Thomas Hanke	0	0	16
Dr. Thomas Billeter	0	0	15
Total	493	506	263

Shareholdings of management and supervisory board members

Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2023	December 31, 2022	Change
Joachim Horwath	220,527	220,527	0
Peter Müller-Brühl	4,445	4,445	0
Bulent Altan	1,136	1,136	0
Stefan Berndt-von Bülow	174	174	0

34.3. Other related party transactions

Interests in subsidiaries are set out in Note 3.1 and interests in an associated company are set out in Note 20.

No transactions identified with the associated company nor with any other related party during the year ended December 31, 2023.